Other Reserves - Reconciliation of the Hedge Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Changes In hedge reserve
Balance at beginning of year	R 1,051	R (3,395)
Remeasurement of gold hedging contracts	(571)	4,467
Unrealised gain/(loss) on gold hedging contracts	(242)	2,992
Released to revenue on maturity of the gold hedging contracts	(497)	2,296
Foreign exchange translation	(2)	(39)
Deferred tax thereon	170	(782)
Attributable to non-controlling interest	0	(21)
Balance at end of year	480	1,051
Rand Gold Hedging Contracts
Changes In hedge reserve
Balance at beginning of year	1,069
Balance at end of year	441	1,069
US$ Gold Hedging Contracts
Changes In hedge reserve
Balance at beginning of year	(18)
Balance at end of year	R 39	R (18)